PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
27.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed Balance Sheets

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
ASSETS
Current assets:
Cash and cash equivalents	44,200	18,703	2,972
Short term investments	—	44,106	7,008
Prepayments and other current assets	1,893	1,856	295
Amount due from subsidiaries	134,937	93,321	14,826

Total current assets	181,030	157,986	25,101

Non-current assets:
Investment in subsidiaries	822,234	963,304	153,054
Long-term investment	—	25,204	4,004
Other long-term assets	—	257	41

Total assets	1,003,264	1,146,751	182,200

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Uncertain tax positions	746	746	119
Accrued expenses and other liabilities	421	5,001	795
Amount due to subsidiaries	44,810	44,810	7,119

Total current liabilities	45,977	50,557	8,033

Shareholders’ equity:
Ordinary shares	999	1,022	162
Additional paid-in capital	892,298	912,972	145,057
Accumulated other comprehensive loss	(16,737)	(19,604)	(3,115)
Retained earnings	80,727	201,804	32,063

Total shareholders’ equity	957,287	1,096,194	174,167

Total liabilities and shareholders’ equity	1,003,264	1,146,751	182,200

Condensed Statements of Operations

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Revenue	—	—	—	—
Cost of revenue	(205)	(194)	(196)	(30)
Selling expenses	(414)	(461)	(672)	(107)
General and administrative expenses	(9,690)	(9,764)	(17,023)	(2,706)
Research and development expenses	(170)	(194)	(197)	(31)

Operating loss	(10,479)	(10,613)	(18,088)	(2,874)
Interest income	168	1,640	4,865	773
Other expense	—	—	(37)	(6)
Equity in profit of subsidiaries	89,557	108,680	134,337	21,346

Income before income taxes	79,246	99,707	121,077	19,239
Income tax expense	(4,279)	—	—	—

Net income	74,967	99,707	121,077	19,239

Condensed Statements of Cash Flows

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net cash generated from (used in) operating activities	15	(2,756)	(9,243)	(1,469)
Net cash used in investing activities	(13,657)	(362,735)	(33,475)	(5,318)
Net cash generated from financing activities	13,185	394,936	18,229	2,896
Exchange rate effect on cash and cash equivalents	(31)	(3,201)	(1,008)	(160)

Net increase (decrease) in cash and cash equivalents	(488)	26,244	(25,497)	(4,051)
Cash and cash equivalents at beginning of the year	18,444	17,956	44,200	7,023

Cash and cash equivalents at end of the year	17,956	44,200	18,703	2,972

(a) Basis of Presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries did not pay any dividends to the Company during the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.